Acquisitions and Divestitures - Other Intangible Assets Recognized in Acquisition (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
License [Member]
Business Acquisition [Line Items]
Weighted average amortization period	15 years
DHC Corporation [Member]
Business Acquisition [Line Items]
Intangible assets that have indefinite useful lives	¥ 68,800
Intangibles subject to amortization	15,500
Acquired intangibles recorded at fair value	84,300
DHC Corporation [Member] | License [Member]
Business Acquisition [Line Items]
Intangibles subject to amortization	¥ 15,500
Weighted average amortization period	15 years
DHC Corporation [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets that have indefinite useful lives	¥ 68,800